Warranty (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of company's warranty accruals
Balance, beginning of year	$ 68	$ 75	$ 75
Expense, net	46	32	31
Settlements	(38)	(37)	(35)
Foreign exchange and other		(2)	4
Balance, end of year	$ 76	$ 68	$ 75